Schedule of Investments (unaudited) September 30, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.0%
AGL Energy Ltd.	48,290	$199,422
Alumina Ltd.	88,846	132,282
AMP Ltd.(a)	47,652	34,106
Aristocrat Leisure Ltd.	26,226	872,185
ASX Ltd.	5,848	337,638
Aurizon Holdings Ltd.	202,175	547,377
Australia & New Zealand Banking Group Ltd.	25,545	513,009
BHP Group Ltd.(b)	47,988	1,281,656
BHP Group PLC	4,254	107,177
Brambles Ltd.	87,219	670,666
Challenger Ltd.	7,869	35,015
Commonwealth Bank of Australia	5,755	427,080
CSL Ltd.	6,367	1,330,264
Glencore PLC	80,586	379,085
Goodman Group	88,334	1,359,201
GPT Group	32,854	118,337
Harvey Norman Holdings Ltd.	13,169	47,224
Iluka Resources Ltd.	5,276	33,939
IOOF Holdings Ltd.	70,767	216,021
JB Hi-Fi Ltd.	8,107	263,596
Macquarie Group Ltd.	975	125,966
Medibank Pvt Ltd.	720,393	1,839,320
Metcash Ltd.	4,876	13,638
Mineral Resources Ltd.	6,172	195,875
Nine Entertainment Co. Holdings Ltd.	10,371	19,383
Nufarm Ltd.(a)	1	3
Orora Ltd.	4,488	9,890
Perpetual Ltd.	424	11,462
QBE Insurance Group Ltd.	7,440	61,292
REA Group Ltd.	14,959	1,684,843
Scentre Group	790,025	1,681,460
South32 Ltd.	109,322	271,286
Stockland	62,066	196,822
Westpac Banking Corp.	19,903	368,076
WiseTech Global Ltd.	11,487	435,624
Worley Ltd.	3,470	24,412

		15,844,632

Austria — 0.5%
ANDRITZ AG	2,939	161,074
Erste Group Bank AG	11,665	512,201
Raiffeisen Bank International AG	21,806	570,324
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,945	56,099

		1,299,698

Belgium — 0.5%
Ageas SA	824	40,805
Anheuser-Busch InBev SA/NV	5,341	302,928
Galapagos NV(a)	1,011	53,043
Groupe Bruxelles Lambert SA	5,597	615,645
Proximus SADP	2,333	46,297
Solvay SA	368	45,649
Telenet Group Holding NV	2,390	91,255

		1,195,622

China — 0.2%
BOC Hong Kong Holdings Ltd.	139,000	418,865

Denmark — 3.2%
AP Moeller - Maersk A/S, Class A	80	206,163

Security	Shares	Value

Denmark (continued)
AP Moeller - Maersk A/S, Class B	297	$804,005
Carlsberg A/S, Class B	884	144,219
Chr Hansen Holding A/S	5,583	456,032
Coloplast A/S, Class B	10,764	1,683,085
FLSmidth & Co. A/S	1,053	36,603
Genmab A/S(a)	852	372,257
H Lundbeck A/S	548	14,891
ISS A/S(a)	309	6,531
Jyske Bank AS(a)	786	33,925
Netcompany Group AS(c)	80	9,228
Novo Nordisk A/S, Class B	43,716	4,213,763
Novozymes A/S, B Shares	1,658	113,658
SimCorp A/S	1,586	187,392

		8,281,752

Finland — 3.0%
Kesko OYJ, B Shares	7,857	271,015
Kone OYJ, Class B	34,674	2,435,791
Neste OYJ	2,877	162,298
Nokia OYJ(a)	214,629	1,183,744
Nordea Bank Abp	212,258	2,735,215
Sampo OYJ, A Shares	1,747	86,373
TietoEVRY OYJ	307	9,246
UPM-Kymmene OYJ	29,256	1,035,493
Valmet OYJ	2,276	82,173

		8,001,348

France — 12.0%
Airbus SE(a)	184	24,394
Amundi SA(c)	10,374	872,525
Arkema SA	238	31,384
Atos SE	2,710	143,960
AXA SA	29,876	827,961
BioMerieux	191	21,733
BNP Paribas SA	38,610	2,470,293
Carrefour SA	3,853	69,051
Casino Guichard Perrachon SA(a)	7,456	200,386
Cie de Saint-Gobain	630	42,397
CNP Assurances	23,371	368,867
Credit Agricole SA	38,045	522,945
Dassault Systemes SE	47,337	2,491,134
Electricite de France SA	50,795	638,297
Elis SA(a)	1,198	22,994
Engie SA	150,717	1,971,859
Hermes International	1,323	1,825,389
Kering SA	2,965	2,105,922
Klepierre SA	5,383	120,383
Legrand SA	6,280	672,900
L’Oreal SA	8,757	3,623,682
LVMH Moet Hennessy Louis Vuitton SE	6,100	4,369,208
Publicis Groupe SA	3,081	206,975
Renault SA(a)	2,379	84,400
Rexel SA	2,323	44,760
Rubis SCA	18,402	637,134
Safran SA	893	112,947
Sanofi	3,741	360,124
Schneider Electric SE	18,695	3,113,725
Societe Generale SA	33,540	1,050,300
Sodexo SA(a)	2,628	229,676
Teleperformance	932	366,588
TotalEnergies SE	29,836	1,426,099
Unibail-Rodamco-Westfield(a)(b)	3,270	240,674

1

Schedule of Investments (unaudited) (continued) September 30, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Valeo SA	6,936	$193,569
Veolia Environnement SA	915	27,958
Vinci SA	2,135	222,059

		31,754,652

Germany — 9.2%
Adidas AG	2,021	635,112
AIXTRON SE	574	14,408
Allianz SE, Registered Shares	10,008	2,242,248
alstria office REIT-AG	9,133	165,664
Aurubis AG	230	17,273
Auto1 Group SE(a)(c)	765	27,975
BASF SE	2,080	157,685
Bayer AG, Registered Shares	13,421	728,431
Bayerische Motoren Werke AG	12,209	1,159,598
Covestro AG(c)	1,183	80,622
Deutsche Boerse AG	6,703	1,087,673
Deutsche Lufthansa AG, Registered Shares(a)	2,817	19,220
Deutsche Post AG, Registered Shares	44,077	2,764,059
DWS Group GmbH & Co. KGaA(c)	2,911	122,274
E.ON SE	10,850	132,432
Evonik Industries AG	52,390	1,642,804
Fresenius Medical Care AG & Co. KGaA	14,242	998,995
HelloFresh SE(a)	2,861	263,690
Henkel AG & Co. KGaA	157	13,506
Hochtief AG	892	71,116
Jenoptik AG	2	67
LEG Immobilien SE	77	10,877
MorphoSys AG(a)	830	39,289
MTU Aero Engines AG	1,733	389,616
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	924	252,131
Nemetschek SE	1,172	122,415
ProSiebenSat.1 Media SE	2,319	42,369
Rheinmetall AG	2,085	203,659
SAP SE	31,107	4,206,573
Schaeffler AG	14,313	109,331
Scout24 AG(c)	2,906	201,835
Siemens AG, Registered Shares	24,596	4,022,700
Symrise AG	3,688	483,390
Telefonica Deutschland Holding AG	7,565	21,539
thyssenkrupp AG(a)	1,568	16,494
Volkswagen AG	323	99,614
Wacker Chemie AG	208	38,887
Zalando SE(a)(b)(c)	16,661	1,519,508

		24,125,079

Hong Kong — 2.4%
AIA Group Ltd.	337,600	3,883,886
Cathay Pacific Airways Ltd.(a)(b)	56,000	46,782
CK Asset Holdings Ltd.	36,500	210,597
Hang Lung Group Ltd.(b)	5,000	11,655
Hysan Development Co. Ltd.	3,000	9,769
Kerry Properties Ltd.	148,500	390,623
Link REIT	9,100	77,926
NWS Holdings Ltd.	11,000	10,126
Sun Hung Kai Properties Ltd.	11,000	137,350
Swire Properties Ltd.	131,000	328,482
Techtronic Industries Co. Ltd.	61,000	1,205,454

		6,312,650

Ireland — 1.3%
AIB Group PLC(a)	10,185	27,723
Experian PLC	30,868	1,293,064

Security	Shares	Value

Ireland (continued)
Flutter Entertainment PLC(a)	1,683	$333,793
James Hardie Industries PLC	34,882	1,237,306
Kerry Group PLC, Class A	1,016	136,519
Kingspan Group PLC	3,354	334,559
Smurfit Kappa Group PLC	2,038	107,297

		3,470,261

Israel — 1.3%
Bank Hapoalim BM	104,330	916,395
Isracard Ltd.	271	1,125
Israel Discount Bank Ltd., Class A(a)(b)	92,990	490,878
Mizrahi Tefahot Bank Ltd.(b)	813	27,382
Nice Ltd.(a)	5,648	1,599,298
Shapir Engineering and Industry Ltd.	1,403	11,257
Strauss Group Ltd.	460	13,441
Teva Pharmaceutical Industries Ltd.(a)(b)	47,111	462,101

		3,521,877

Italy — 1.8%
Amplifon SpA	6,972	331,348
Assicurazioni Generali SpA	26,274	556,462
Banca Mediolanum SpA	4,578	49,296
Banco BPM SpA	24,640	77,548
BPER Banca	90,332	201,088
Enel SpA	29,260	224,577
Eni SpA	8,857	118,110
Hera SpA	24,417	99,549
Interpump Group SpA	14	902
Intesa Sanpaolo SpA	539,748	1,528,018
Italgas SpA	30,628	195,842
Leonardo SpA(a)	3,218	26,317
Mediobanca Banca di Credito Finanziario SpA(a)	76,932	925,570
Pirelli & C SpA(c)	22,746	133,070
PRADA SpA	3,200	17,475
Telecom Italia SpA/Milano	233,948	91,476
UniCredit SpA	7,572	100,867
Unipol Gruppo SpA	17,114	99,463

		4,776,978

Japan — 22.3%
Advantest Corp.	5,200	463,369
AEON REIT Investment Corp.	14	18,809
Air Water, Inc.	600	9,591
Ajinomoto Co., Inc.	600	17,730
Alps Alpine Co. Ltd.(b)	14,300	154,945
Amada Co. Ltd.(b)	32,000	330,082
Aozora Bank Ltd.	700	17,227
Asahi Kasei Corp.	46,200	495,082
Astellas Pharma, Inc.	10,500	172,820
Benesse Holdings, Inc.	8,800	198,994
Bridgestone Corp.	47,500	2,247,282
Calbee, Inc.	8,700	211,725
Canon, Inc.	72,700	1,778,827
Casio Computer Co. Ltd.	4,300	71,191
Chugai Pharmaceutical Co. Ltd.	11,300	413,511
Chugoku Electric Power Co., Inc.	6,400	58,380
COMSYS Holdings Corp.	800	21,103
CyberAgent, Inc.	9,100	175,562
Daiichi Sankyo Co. Ltd.	2,300	61,137
Daikin Industries Ltd.	5,400	1,177,407
Daito Trust Construction Co. Ltd.	3,700	434,039
Daiwa House Industry Co. Ltd.	1,900	63,337
Disco Corp.(b)	1,800	504,158
DMG Mori Co. Ltd.	2,800	52,262

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ebara Corp.	800	$39,346
FANUC Corp.	8,300	1,819,873
Fast Retailing Co. Ltd.	1,400	1,032,522
Fuji Oil Holdings, Inc.	1,800	42,214
FUJIFILM Holdings Corp.	300	25,905
GMO internet, Inc.	800	20,362
Hikari Tsushin, Inc.	1,500	253,528
Honda Motor Co. Ltd.	24,100	740,926
Hoya Corp.	3,300	514,862
IHI Corp.	2,000	51,593
Inpex Corp.	15,100	117,574
ITOCHU Corp.	12,700	369,900
Japan Post Holdings Co. Ltd.	73,100	614,455
Japan Tobacco, Inc.	128,500	2,517,862
JFE Holdings, Inc.	6,500	99,110
JTEKT Corp.	1,200	10,545
Kao Corp.	1,900	113,076
Kawasaki Heavy Industries Ltd.	800	18,739
KDDI Corp.	42,700	1,405,817
Keyence Corp.	4,600	2,745,607
Kinden Corp.	1,300	21,920
Kirin Holdings Co. Ltd.	92,000	1,707,508
Komatsu Ltd.	3,700	88,609
Konica Minolta, Inc.	3,900	20,926
Kuraray Co. Ltd.	4,200	40,358
Lawson, Inc.	3,600	176,840
Lintec Corp.	3,500	79,940
Lion Corp.	3,400	54,992
M3, Inc.	800	57,015
Marubeni Corp.	25,100	207,658
Mitsubishi Estate Co. Ltd.	1,500	23,884
Mitsubishi HC Capital, Inc.	95,500	499,359
Mitsubishi Heavy Industries Ltd.	3,900	104,497
Mitsubishi Materials Corp.(b)	17,200	334,541
Mitsubishi UFJ Financial Group, Inc.	67,800	400,788
Mitsui Mining & Smelting Co. Ltd.	1,000	27,759
MS&AD Insurance Group Holdings, Inc.	40,900	1,367,970
Nagase & Co. Ltd.	600	10,095
NEC Corp.(b)	6,500	352,242
Nexon Co. Ltd.	1,600	25,681
NGK Spark Plug Co. Ltd.(b)	10,300	160,255
Nidec Corp.(b)	800	88,192
Nihon M&A Center, Inc.(b)	4,700	138,012
Nikon Corp.(b)	15,900	176,543
Nintendo Co. Ltd.	900	430,094
Nippon Paint Holdings Co. Ltd.	26,200	285,322
Nippon Steel Corp.	2,400	43,862
Nippon Telegraph & Telephone Corp.	34,700	961,507
Nippon Yusen KK	300	22,479
Nomura Real Estate Holdings, Inc.	1,000	25,999
Nomura Research Institute Ltd.	2,500	91,892
Obic Co. Ltd.	1,700	323,269
Olympus Corp.	19,500	426,816
Omron Corp.	4,100	405,705
Oracle Corp. Japan	200	17,569
Otsuka Corp.	1,900	97,703
Recruit Holdings Co. Ltd.	36,100	2,206,642
Relo Group, Inc.	1,500	30,959
Ricoh Co. Ltd.	2,600	26,604
Sawai Group Holdings Co. Ltd.	700	32,567
Secom Co. Ltd.	2,500	180,820
Sekisui House Ltd.	30,200	632,417

Security	Shares	Value

Japan (continued)
Shin-Etsu Chemical Co. Ltd.	4,600	$776,336
SMC Corp.	1,700	1,060,647
Softbank Corp.	43,800	594,138
SoftBank Group Corp.	18,500	1,069,028
Sojitz Corp.	2,200	36,372
Sony Group Corp.	4,900	543,991
Subaru Corp.	46,700	863,003
Sumitomo Chemical Co. Ltd.(b)	433,300	2,248,935
Sumitomo Corp.(b)	105,300	1,483,353
Sumitomo Forestry Co. Ltd.	400	7,597
Sumitomo Mitsui Financial Group, Inc.	80,400	2,828,421
Sumitomo Rubber Industries Ltd.	65,400	829,771
Sundrug Co. Ltd.	500	15,252
Suntory Beverage & Food Ltd.	5,500	228,004
Sysmex Corp.	1,300	161,471
Taiheiyo Cement Corp.	600	12,396
Takeda Pharmaceutical Co. Ltd.	72,600	2,394,549
TDK Corp.	300	10,819
Terumo Corp.	31,400	1,482,656
Tokio Marine Holdings, Inc.	21,400	1,147,147
Tokyo Electron Ltd.	6,600	2,915,738
Tokyo Gas Co. Ltd.	6,600	122,808
Tokyo Tatemono Co. Ltd.	1,000	15,940
Toray Industries, Inc.	6,800	43,208
Toshiba Corp.	6,300	265,174
Toyota Motor Corp.(b)	79,200	1,411,137
Trend Micro, Inc.	7,900	439,936
TS Tech Co. Ltd.	5,400	69,385
Unicharm Corp.	19,100	846,359
Yamada Holdings Co. Ltd.	45,800	192,341
Yamaguchi Financial Group, Inc.	4,800	28,511
Yamaha Motor Co. Ltd.	15,400	428,733
Yamazaki Baking Co. Ltd.	7,300	126,952
Yaskawa Electric Corp.	1,200	57,622

		58,867,926

Luxembourg — 0.3%
Aroundtown SA	65,871	453,779
RTL Group SA(a)	5,789	343,749
Tenaris SA	5,343	56,203

		853,731

Netherlands — 5.5%
ABN AMRO Bank NV(a)(c)	21,189	305,702
Adyen NV(a)(c)	278	777,110
Argenx SE(a)(b)	273	82,496
ASML Holding NV	4,551	3,399,862
ASR Nederland NV	9,956	455,441
EXOR NV	2,559	214,744
JDE Peet’s NV	4,497	134,395
Just Eat Takeaway.com NV(a)(c)	918	67,073
Koninklijke Ahold Delhaize NV	67,163	2,236,402
Koninklijke Philips NV	1,596	70,905
PostNL NV	102,415	494,157
Prosus NV	3,556	284,626
Randstad NV(b)	25,065	1,687,552
Royal Dutch Shell PLC, A Shares	89,601	1,992,652
Royal Dutch Shell PLC, B Shares	51,691	1,145,297
Signify NV(c)	2,718	136,054
Stellantis NV	30,712	584,484
Wolters Kluwer NV	4,603	487,902

		14,556,854

3

Schedule of Investments (unaudited) (continued) September 30, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	37,136	$816,832
Spark New Zealand Ltd.	57,457	189,026
Vector Ltd.	5,687	15,737
Xero Ltd.(a)	3,037	298,016

		1,319,611

Norway — 1.1%
Aker Carbon Capture ASA(a)	9	28
Aker Offshore Wind AS(a)	9	5
Aker Solutions ASA(a)	13	29
DNB Bank ASA	18,855	428,663
Dolphin Drilling ASA(a)(b)(d)	8	—
Equinor ASA	95,609	2,431,414
Norsk Hydro ASA	10,787	80,514

		2,940,653

Portugal — 0.1%
Galp Energia SGPS SA	19,183	217,880
Jeronimo Martins SGPS SA	4,300	85,722

		303,602

Singapore — 0.4%
Jardine Cycle & Carriage Ltd.(b)	47,500	673,710
United Overseas Bank Ltd.	18,000	340,516

		1,014,226

Spain — 1.2%
Acciona SA	2,748	456,838
ACS Actividades de Construccion y Servicios SA	605	16,389
Amadeus IT Group SA(a)	4,443	292,224
Banco Bilbao Vizcaya Argentaria SA	43,775	288,941
Banco de Sabadell SA(a)	33,947	28,532
Banco Santander SA	33,322	120,704
Bankinter SA	11,496	67,265
CaixaBank SA	14,648	45,424
Fluidra SA	1,178	46,699
Grifols SA	403	9,841
Industria de Diseno Textil SA	41,722	1,535,192
Mediaset Espana Comunicacion SA(a)	9	51
Repsol SA	25,413	331,730
Telefonica SA	2,312	10,838

		3,250,668

Sweden — 3.9%
Assa Abloy AB, Class B	81,211	2,355,655
Atlas Copco AB, A Shares	27,067	1,634,458
Atlas Copco AB, B Shares	7,625	387,553
Boliden AB	3,726	119,308
Electrolux AB, Series B	5,313	122,750
Elekta AB, -B Shares	27,697	310,179
Evolution AB(c)	51	7,723
H & M Hennes & Mauritz AB, B Shares(a)	8,993	182,033
Hexagon AB, B Shares	13,934	215,531
Husqvarna AB, B Shares	22,309	266,504
Industrivarden AB, C Shares	344	10,628
Indutrade AB	310	8,621
Investor AB, B Shares	46,396	997,717
Kinnevik AB, Class B(a)	4,741	166,666
L E Lundbergforetagen AB, B Shares	3,938	216,110
Lundin Energy AB	4,461	165,598
Saab AB	36,224	1,025,486
SKF AB, B Shares	20,992	495,017
Swedish Match AB	118,209	1,035,126

Security	Shares	Value

Sweden (continued)
Tele2 AB, B Shares	10,011	$148,230
Telefonaktiebolaget LM Ericsson, B Shares	20,605	232,567
Trelleborg AB	1,958	41,567

		10,145,027

Switzerland — 8.5%
ABB Ltd., Registered Shares	43,468	1,454,083
Adecco Group AG, Registered Shares	17,918	897,794
Baloise Holding AG, Registered Shares	225	34,130
Banque Cantonale Vaudoise, Registered Shares	256	19,464
Cie Financiere Richemont SA, Class A, Registered Shares	20,312	2,105,990
Clariant AG, Registered Shares	4,387	82,345
Dufry AG(a)	2,156	122,195
Givaudan SA, Registered Shares	591	2,694,422
Holcim Ltd., Registered Shares	11,206	539,961
IWG PLC(a)	10,004	39,169
Kuehne + Nagel International AG, Registered Shares	1,345	459,185
Nestle SA, Registered Shares	31,428	3,786,760
Novartis AG, Registered Shares	59,812	4,904,534
Roche Holding AG	7,665	2,803,357
Schindler Holding AG	168	45,103
Sika AG, Registered Shares	6,400	2,023,507
Temenos AG, Registered Shares	2,094	284,128
UBS Group AG, Registered Shares	2,494	40,142

		22,336,269

United Kingdom — 11.8%
3i Group PLC	901	15,476
Anglo American PLC	31,817	1,115,143
Ashtead Group PLC	1,865	140,982
Associated British Foods PLC	24,591	612,136
AstraZeneca PLC	27,402	3,302,427
Auto Trader Group PLC(c)	17,795	140,335
Aviva PLC	4,742	25,132
Bellway PLC	4,650	205,096
BP PLC	466,355	2,124,178
British American Tobacco PLC	89,745	3,136,993
BT Group PLC(a)	31,512	67,556
Burberry Group PLC	20,136	490,042
CNH Industrial NV	6,896	115,915
Compass Group PLC(a)	15,291	312,719
Croda International PLC	2,319	265,704
Diageo PLC	28,947	1,401,469
Dunelm Group PLC	3	57
Ferguson PLC	2,098	291,248
GlaxoSmithKline PLC	26,773	505,291
Greggs PLC	6,646	262,048
HomeServe PLC	28,197	343,643
Howden Joinery Group PLC	45,781	551,146
HSBC Holdings PLC	397,536	2,078,588
IG Group Holdings PLC	12,663	136,839
Imperial Brands PLC	33,678	704,431
International Consolidated Airlines Group SA(a)	153,496	366,474
Intertek Group PLC	1,012	67,670
ITV PLC(a)	333,046	476,313
J Sainsbury PLC	67,740	259,633
JD Sports Fashion PLC	24,435	343,397
JET2 PLC(a)	10,532	182,488
John Wood Group PLC(a)	8,000	24,803
Johnson Matthey PLC	406	14,566
Kingfisher PLC	76,145	343,709

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Lloyds Banking Group PLC	2,855,801	$1,777,510
Micro Focus International PLC	125,860	692,271
Next PLC	4,520	497,204
Phoenix Group Holdings PLC	14,112	122,001
Primary Health Properties PLC	34,878	70,764
Prudential PLC	24,127	468,194
Redrow PLC	8,273	74,294
RELX PLC	19,542	562,541
Rightmove PLC	146,330	1,344,367
Rio Tinto PLC	4,256	278,990
Rolls-Royce Holdings PLC(a)	26,476	49,993
Royal Mail PLC	42,491	240,300
Smith & Nephew PLC	6,181	106,485
Smiths Group PLC	39,525	762,152
SSE PLC	9,936	209,204
Standard Chartered PLC	57,017	333,309
Subsea 7 SA	7	61
Taylor Wimpey PLC	34,297	71,533
Tesco PLC	178,554	608,090
Tritax Big Box REIT PLC	24,024	68,691
Unilever PLC	34,393	1,861,596
Virgin Money UK PLC(a)	13,410	39,167
WH Smith PLC(a)	845	19,405
Whitbread PLC(a)	8,029	356,994
WM Morrison Supermarkets PLC	36,431	144,562
WPP PLC	4,216	56,484

		31,239,809

United States(a) — 0.0%
Carnival PLC	677	15,343
Jackson Financial, Inc.(b)	659	17,134

		32,477

Total Common Stocks — 97.0% (Cost: $231,403,530)		255,864,267

Preferred Securities

Preferred Stocks — 0.6%

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares	385	29,205

Security	Shares	Value

Germany (continued)
Fuchs Petrolub SE, Preference Shares	208	$9,739
Henkel AG & Co. KGaA, Preference Shares	2,643	244,500
Sartorius AG, Preference Shares	903	574,857
Volkswagen AG, Preference Shares	3,361	749,175

		1,607,476

Total Preferred Securities — 0.6% (Cost: $1,489,174)		1,607,476

Total Long-Term Investments — 97.6% (Cost: $232,892,704)		257,471,743

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	7,676,387	7,680,226
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(e)(f)	4,598,372	4,598,372

Total Short-Term Securities — 4.6% (Cost: $12,277,125)		12,278,598

Total Investments — 102.2% (Cost: $245,169,829)		269,750,341

Liabilities in Excess of Other Assets — (2.2)%		(5,845,781)

Net Assets — 100.0%		$263,904,560

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,180,790	$1,499,739	(a)	$—		$61	$(364)	$7,680,226	7,676,387	$20,732	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,615,009	—		(1,016,637	)(a)	—	—	4,598,372	4,598,372	578		—

						$61	$(364)	$12,278,598		$21,310		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5

Schedule of Investments (unaudited) (continued) September 30, 2021	International Tilts Master Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	50	12/17/21	$5,668	$(230,800)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$15,844,632	$—	$15,844,632
Austria	56,099	1,243,599	—	1,299,698
Belgium	—	1,195,622	—	1,195,622
China	—	418,865	—	418,865
Denmark	470,923	7,810,829	—	8,281,752
Finland	9,246	7,992,102	—	8,001,348
France	637,134	31,117,518	—	31,754,652
Germany	251,349	23,873,730	—	24,125,079
Hong Kong	338,251	5,974,399	—	6,312,650
Ireland	136,519	3,333,742	—	3,470,261
Israel	—	3,521,877	—	3,521,877
Italy	—	4,776,978	—	4,776,978
Japan	—	58,867,926	—	58,867,926
Luxembourg	—	853,731	—	853,731
Netherlands	134,395	14,422,459	—	14,556,854
New Zealand	—	1,319,611	—	1,319,611
Norway	—	2,940,653	—	2,940,653
Portugal	85,722	217,880	—	303,602
Singapore	—	1,014,226	—	1,014,226
Spain	9,892	3,240,776	—	3,250,668
Sweden	1,035,126	9,109,901	—	10,145,027
Switzerland	—	22,336,269	—	22,336,269

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
United Kingdom	$681,856	$30,557,953	$—	$31,239,809
United States	17,134	15,343	—	32,477
Preferred Securities
Preferred Stocks
Germany	9,739	1,597,737	—	1,607,476
Short-Term Securities
Money Market Funds	12,278,598	—	—	12,278,598

	$16,151,983	$253,598,358	$—	$269,750,341

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(230,800)	$—	$—	$(230,800)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

7